Marketable Securities (current and non-current) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Marketable securities classification
Current marketable securities	$ 756	$ 1,648
Non-current marketable securities	1,453	1,162
Total marketable securities	2,209	2,810
U.S. government agency securities
Marketable securities classification
Current marketable securities	103	162
Non-current marketable securities	131	125
Foreign government agency securities
Marketable securities classification
Current marketable securities	30	16
Non-current marketable securities	95	51
Corporate debt securities
Marketable securities classification
Current marketable securities	143	471
Non-current marketable securities	638	494
Commercial paper
Marketable securities classification
Current marketable securities	60	116
Certificates of deposit/time deposits
Marketable securities classification
Current marketable securities	20	41
Non-current marketable securities	20	0
U.S. treasury securities
Marketable securities classification
Current marketable securities	0	54
Non-current marketable securities	49	18
U.S. municipal securities
Marketable securities classification
Current marketable securities	2	13
Non-current marketable securities	0	14
Asset-backed securities
Marketable securities classification
Current marketable securities	398	775
Non-current marketable securities	509	453
Asset-backed securities Automobile loan related
Marketable securities classification
Current marketable securities	287	567
Non-current marketable securities	298	375
Asset-backed securities Credit card related
Marketable securities classification
Current marketable securities	52	123
Non-current marketable securities	128	34
Asset-backed securities Equipment lease related
Marketable securities classification
Current marketable securities	30	54
Non-current marketable securities	37	36
Asset-backed securities Other asset-backed securities
Marketable securities classification
Current marketable securities	29	31
Non-current marketable securities	46	8
Auction rate securities
Marketable securities classification
Non-current marketable securities	$ 11	$ 7